Employee benefits - Expense recognized in profit and loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Current service cost	$ 38,987	$ 30,108	$ 28,084
Interest cost, net	39,665	30,806	18,166
Termination expense	$ 78,652	$ 60,914	$ 46,250